Note 4 - Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

5. Accounts Receivable

Accounts receivable consists of the following:

	March 31, 2015	December 31, 2014
Trade accounts	$104,005	$154,172
Less: Allowance for bad debts	(21,972)	(24,882)
Less: Allowance for returns	(19,647)	(10,834)
	$62,386	$118,456

The following table summarizes the allowance for doubtful accounts as of March 31, 2015 and December 31, 2014:

	Balance as of Beginning of Period	Provisions, net	Write-Off/ Recovery	Balance as of End of Period
Three months ended March 31, 2015	$24,882	$2,909	$5,819	$21,972
Year ended December 31, 2014	$2,899	$36,763	$(14,780)	$24,882

4. Accounts Receivable

Accounts receivable consists of the following:

	December 31, 2014	December 31, 2013
Trade accounts	$154,172	$575,375
Less: Allowance for bad debts	(24,882)	(2,899)
Less: Allowance for returns	(10,834)	(4,953)
	$118,456	$567,523

The following table summarizes the allowance for doubtful accounts as of December 31, 2014 and 2013:

	Balance as of Beginning of Period	Provisions, net	Write-Off	Balance as of End of Period
Year ended December 31, 2014	$2,899	$36,763	$(14,780)	$24,882
Year ended December 31, 2013	$108,750	$92,224	$(198,075)	$2,899